Financial Instruments Risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sensitivity Of The Financial Margin Given A Variation Of 100 Basis Points In Projected Margin [Abstract]
Closing	0.82%	2.14%
Minimum	0.58%	1.98%
Maximum	2.20%	2.73%
Average	1.48%	2.26%